Investments - Realized capital gains and losses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Realized capital gains and losses by asset type
Sales		$ (1,861)	$ 4,698	$ (1,548)
Credit losses		(10,388)	(169)	(285)
Valuation of equity investments		40,102	43,011	(19,359)
Valuation and settlements of derivative instruments		100,412	59,087	638
Realized capital gains (losses)	$ 238	128,265	106,627	(20,554)
Fixed income securities
Realized capital gains and losses by asset type
Realized capital gains (losses)		(2,190)	1,389	(1,306)
Mortgage loans
Realized capital gains and losses by asset type
Realized capital gains (losses)		(9,390)	0	466
Equity securities
Realized capital gains and losses by asset type
Realized capital gains (losses)		36,110	40,780	(16,364)
Limited partnership interests
Realized capital gains and losses by asset type
Realized capital gains (losses)		3,520	5,383	(3,895)
Derivatives
Realized capital gains and losses by asset type
Realized capital gains (losses)		100,412	59,087	638
Short-term investments
Realized capital gains and losses by asset type
Realized capital gains (losses)		$ (197)	$ (12)	$ (93)